CALVERT MID-CAP FUND

Supplement to Summary Prospectus dated February 1, 2022 as revised June 30, 2022

The following is effective December 31, 2022.

The following replaces “Portfolio Managers” under “Management”:

Portfolio Managers

Michael D. McLean, CFA, Vice President of CRM, has managed the Fund since June 30, 2022.

J. Griffith Noble, CFA, Vice President of CRM, has managed the Fund since June 30, 2022.

Prachi Samudra, Vice President of CRM, has managed the Fund since December 31, 2022.

December 30, 2022	41701 12.30.22